..........................
                                                             OMB Approval
                                                      ..........................
                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2006
                                                      Estimated  average  burden
                                                      hours per response....22.8
                                                      ..........................

                                  UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549

                                   Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2006

               Check here if Amendment [ ]; Amendment Number:

              This Amendment (Check only one.):
               [ ] is a restatement.
               [ ] adds new holdings entries.

               Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                         4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Michelle Lynd,
                             attorney-in-fact for
                  The General Partner of the Reporting Manager
                                 (914) 251-8200



                               /s/ Michelle Lynd
                            ------------------------
                               Purchase, New York
                               November 14, 2006





                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       47

                    Form 13 F Information Table Value Total:

                              $ 303,162 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


                                                                  FORM 13F INFORMATION TABLE

Column 1                      Column 2          Column 3   Column 4 Column 5             Column 6 Column 7 Column 8

                                                           VALUE    SHARES/     SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN  MANAGERS SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AVI BIOPHARMA INC             COM               002346104   1,456      400,000  SH       Other    1           400,000
AVIS BUDGET GROUP             COM               053774105     366       20,000  SH       Other    1            20,000
BALLY TOTAL FITNESS HLDG COR  COM               05873K108      49       32,506  SH       Other    1            32,506
CARMIKE CINEMAS INC           COM               143436400   6,013      350,027  SH       Other    1           350,027
CHENIERE ENERGY INC           COM NEW           16411R208   5,069      170,600  SH       Other    1           170,600
CONSECO INC                   COM NEW           208464883  14,693      700,000  SH       Other    1           700,000
CONSECO INC                   PFD B CV 5.50%    208464867  10,280      400,000  SH       Other    1           400,000
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1   210795PJ3  27,583   17,000,000  PRN      Other    1        17,000,000
CORE MARK HOLDING CO INC      COM               218681104  11,520      367,573  SH       Other    1           367,573
DDI Corp                      COM 0.0001 NEW    233162502  12,982    1,677,277  SH       Other    1         1,677,277
EMBARQ CORP                   COM               29078E105   1,693       35,000  SH       Other    1            35,000
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/200  292577111     749      629,200  SH       Other    1           629,200
ENDEAVOR ACQUISITION CORP     COM               292577103   4,464      600,000  SH       Other    1           600,000
EQUINIX INC                   COM NEW           29444U502   6,115      101,753  SH       Other    1           101,753
EXPRESSJET HOLDINGS INC       CL A              30218U108   1,096    2,965,800  SH       Other    1         2,965,800
FREESCALE SEMICONDUCTOR INC   COM CL A          35687M107   1,903       50,000  SH       Other    1            50,000
GLOBIX CORP                   COM NEW           37957F200  18,924    4,069,675  SH       Other    1         4,069,675
GOLDCORP INC NEW              CALL              380956909   4,720      200,000  SH  CALL Other    1             2,000
HANGER ORTHOPEDIC GROUP INC   COM NEW           41043F208   6,645    1,009,900  SH       Other    1         1,009,900
HCA INC                       COM               404119109   4,989      100,000  SH       Other    1           100,000
HD PARTNERS ACQUISITION CORP  UNIT 06/01/2010   40415K209   4,208      550,000  SH       Other    1           550,000
IBASIS INC                    COM NEW           450732201  12,574    1,516,791  SH       Other    1         1,516,791
INTEGRATED ALARM SVCS GROUP   COM               45890M109   7,758    1,989,253  SH       Other    1         1,989,253
INTERNATIONAL COAL GRP INC N  COM               45928H106   2,140      507,197  SH       Other    1           507,197
IPCS INC                      COM NEW           44980Y305   2,746      351,281  SH       Other    1           351,281
IPSCO INC                     COM               462622101  24,398      281,500  SH       Other    1           281,500
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1   52729NBK5   5,875    5,000,000  PRN      Other    1         5,000,000
LEVEL 3 COMMUNICATIONS INC    COM               52729N100   1,617      300,000  SH       Other    1           300,000
MIDWEST AIR GROUP INC         COM               597911106   2,082      264,200  SH       Other    1           264,200
MIRANT CORP NEW               *W EXP 01/03/201  60467R118   3,024      296,515  SH       Other    1           296,515
NAPSTER INC                   COM               630797108   1,196      280,000  SH       Other    1           280,000
NAVIOS MARITIME HOLDINGS INC  *W EXP 09/12/200  Y62196111   1,121    2,114,800  SH       Other    1         2,114,800
OVERSTOCK COM INC DEL         NOTE 3.750%12/0   690370AB7   3,952    5,625,000  PRN      Other    1         5,625,000
PARTICLE DRILLING TECHNOLOGI  COM               70212G101   2,590    1,000,000  SH       Other    1         1,000,000
PETROLEUM GEO SVCS ASA NEW    SPONSORED ADR     716599105   4,160       85,067  SH       Other    1            85,067
PINNACLE AIRL CORP            NOTE 3.250% 2/1   723443AB3  31,760   34,105,000  PRN      Other    1        34,105,000
PORTLAND GEN ELEC CO          COM NEW           736508847     480       19,653  SH       Other    1            19,653
PRIMEDIA INC                  COM               74157K101     509      334,900  SH       Other    1           334,900
RCN                           COMM NEW          749361200  19,543      690,564  SH       Other    1           690,564
REVLON INC                    CL A              761525500     339      300,000  SH       Other    1           300,000
RURAL/METRO CORP              COM               781748108   1,310      150,000  SH       Other    1           150,000
SHERWIN WILLIAMS CO           PUT               824348956  12,233      219,300  SH  PUT  Other    1             2,193
SPRINT NEXTEL CORP            COM FON           852061100   2,123      800,000  SH       Other    1           800,000
SUNCOM WIRELESS HLDGS INC     CL A              86722Q108     249      259,200  SH       Other    1           259,200
SYNAGRO TECHNOLOGIES INC      COM NEW           871562203   8,018    1,900,000  SH       Other    1         1,900,000
TIME WARNER INC               COM               887317105   3,646      200,000  SH       Other    1           200,000
TRIAD HOSPITALS INC           COM               89579K109   2,202       50,000  SH       Other    1            50,000


                                 Exhibit Index


Exhibit 1 Power of Attorney by Greywolf Advisors LLC and Greywolf GP LLC in favor of Michelle Lynd